LEASES - Gross Difference (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Gross Difference
Total lease payments	$ 58,028
Less: Present value discount	(4,957)
Total discounted lease payments	53,071
Current portion of lease liabilities	17,541	$ 10,648
Non-current operating lease liabilities	$ 35,530	$ 39,545